FOREIGN CURRENCY POSITION	12 Months Ended
Dec. 31, 2017
Foreign Currency Position
FOREIGN CURRENCY POSITION

NOTE 36 FOREIGN CURRENCY POSITION

Assets and liabilities denominated in foreign currencies or indexed to changes in exchange rates are summarized below:

	Payable in			Payable in
	Foreign Currency			Chilean Peso (*)			Total
	As of December 31,			As of December 31,			As of December 31,
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
ASSETS
Cash and deposits in banks	1,209,141	1,692,086	250,652	—	—	23,756	1,209,141	1,692,086	274,408
Cash in the process of collection	53,058	66,208	33,088	—	—	—	53,058	66,208	33,088
Trading portfolio financial assets	633,721	847,778	—	—	—	—	633,721	847,778	—
Investments under agreements to resell	43,045	203,673	—	—	—	—	43,045	203,673	—
Derivative financial instruments	343,005	319,512	86,049	—	—	—	343,005	319,512	86,049
Surrendered by bank	58,829	224,797	139,643	—	—	—	58,829	224,797	139,643
Loans and receivables from customers and banks	10,433,739	10,754,875	1,768,791	10,835	12,165	23,756	10,444,574	10,767,040	1,792,547
Financial investments available-for-sale	1,196,914	700,517	—	15,721	15,561	—	1,212,635	716,078	—
Held to maturity investments	328,782	338,039	—	—	—	—	328,782	338,039	—
Investment in other companies	6,739	9,909	—	—	—	—	6,739	9,909	—
Intangible assets	309,932	315,148	—	—	—	—	309,932	315,148	—
Property, plant and equipment, net	79,487	59,939	—	—	—	—	79,487	59,939	—
Current income taxes	59,170	36,896	—	—	—	—	59,170	36,896	—
Deferred income taxes	40,498	117,271	—	—	—	—	40,498	117,271	—
Other assets	286,131	390,596	105,377	—	3	—	286,131	390,599	105,377
TOTAL ASSETS	15,082,191	16,077,244	2,383,600	26,556	27,729	47,512	15,108,747	16,104,973	2,431,112
LIABILITIES
Current accounts and demand deposits	3,549,162	3,791,293	227,541	—	—	—	3,549,162	3,791,293	227,541
Transaction in the course of payment	86,410	44,614	11,579	—	—	—	86,410	44,614	11,579
Obligations under repurchase agreements	612,967	550,020	—	—	—	—	612,967	550,020	—
Time deposits and saving accounts	5,234,239	6,182,859	805,971	2	7	—	5,234,241	6,182,866	805,971
Derivative financial instruments	230,050	204,062	67,829	—	—	—	230,050	204,062	67,829
Borrowings from financial institutions	3,540,276	3,254,744	927,501	—	—	—	3,540,276	3,254,744	927,501
Debt issued	2,260,764	2,387,535	—	—	—	—	2,260,764	2,387,535	—
Other financial obligations	1,320	3,382	—	—	—	—	1,320	3,382	—
Current income tax provision	—	—	—	—	—	—	—	—	—
Deferred income taxes	18,523	140,900	—	—	—	—	18,523	140,900	—
Provisions	148,737	119,361	—	—	—	—	148,737	119,361	—
Other liabilities	242,861	185,618	1,500	1,053	—	—	243,914	185,618	1,500
TOTAL LIABILITIES	15,925,309	16,864,388	2,041,921	1,055	7	—	15,926,364	16,864,395	2,041,921

(*) Includes transactions denominated in foreign currencies but that are settled in pesos.